Total
Cutler Equity Fund
FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay if you buy and hold Class II Shares of the Equity Fund.
Shareholder Fees	Cutler Equity Fund Class II Shares
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cutler Equity Fund Class II Shares
Management Fees	0.75%
Service Fees	0.02%	[1]
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.99%
[1]	Shareholder service fees are estimated for the current fiscal year to equal 0.02% per annum of the Fund's average daily net assets. The Fund has adopted a Shareholder Service Plan that permits it to pay up to 0.15% of its average daily net assets each year in shareholder services fees. The Board of Trustees (the "Board") of The Cutler Trust has authorized the Fund to spend not more than 0.05% of the Fund's average daily net assets under the Shareholder Service Plan without further approval from the Board.

Example

This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Cutler Equity Fund | Class II Shares | USD ($)	101	315	547	1,213

March 1, 2021

CUTLER EQUITY FUND
Class II Shares
TICKER: DIVHX
A Series of The Cutler Trust

Supplement to Summary Prospectus and Prospectus,
Each Dated September 15, 2020

The important information that follows supplements the Summary Prospectus and Prospectus, each dated September 15, 2020, of the Cutler Equity Fund (the “Fund”) with TICKER: DIVHX.

At a meeting of the Board of Trustees (the “Board”) of The Cutler Trust (the “Trust”) held on February 18, 2021, the Board approved a shareholder services fee pursuant to a Shareholder Service Plan in an amount not to exceed 0.15% per annum of the Fund’s average daily net assets, and of this amount, authorized the actual expenditure of shareholder services fees up to 0.05% per annum of the Fund’s average daily net assets.

Accordingly, the Fees and Expenses Table, and corresponding expense example, in the Fund’s Summary Prospectus and Prospectus are hereby replaced with the following: